Note 5 - Share Capital	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
5.      Share capital

(a)      Financing

On June 16, 2011, the Company completed a public offering of 1,789,900 units at a price of $2.88 (C$2.85) each for total gross proceeds, before expenses, of $5,160,934. Each unit consists of one common share and one half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of C$3.35. The warrants expire on June 15, 2016. After paying underwriter’s commission and other unit issue costs, the offering generated net cash of $4,598,862. The total unit issuance cost of $562,072 has been allocated, on a pro-rata basis, as $481,135 to the shares and $80,937to the warrants and recorded, respectively, to share capital and warrant issuance costs in the consolidated statement of operations and comprehensive income (loss).

On the date of issuance, the Black-Scholes aggregate value of the 894,950 warrants was $751,505 based on an assumed risk-free interest rate of 2.19%, volatility of 40%, a zero dividend yield and an expected life of 5 years. The fair value of the warrants at issuance was initially recorded as a liability with the residual amount of proceeds allocated to share capital.

On February 29, 2012, the Company completed a private placement offering of 1,848,601 units at a price of $2.20 (C$2.20) each for total gross proceeds, before expenses, of $4,069,547. Each unit consists of one common share and one half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of C$2.60. The warrants expire on February 28, 2017. After paying brokerage fees and other unit issue costs, the offering generated net cash of $3,843,995. The total unit issuance cost of $225,551 has been allocated, on a pro-rata basis, as $178,521 to the shares and $47,030 to the warrants and recorded, respectively, to share capital and warrant issuance costs in the consolidated statement of operations and comprehensive income (loss).

On the date of issuance, the Black-Scholes aggregate value of the 924,302 warrants was $850,907 based on an assumed risk-free interest rate of 1.44%, volatility of 40%, a zero dividend yield and an expected life of 5 years. The fair value of the warrants at issuance was initially recorded as a liability with the residual amount of proceeds from the private placement being allocated to share capital.

On October 22, 2013, the Company announced that it had completed an underwritten public offering of 3,750,000 common shares, at a price of $8.00 per share, representing gross proceeds of $30,000,000. On November 1, 2013, the offering’s underwriter completed the exercise of its over-allotment option to purchase a further 562,500 shares at $8.00 bringing the aggregate financing gross proceeds to $34,500,000. The cost of the financing, including commissions and professional fees, was $2,461,683, resulting in net proceeds of $32,038,317.

(b)      Authorized share capital

The Company’s authorized share capital consists of an unlimited number of common and preferred shares without par value.

(c)      Warrants to purchase common shares

During the year ended December 31, 2013, there were 105,683 warrants exercised for $288,823 in cash (December 31, 2012 – 230,841 warrants for $632,282) and 468,000 warrants exercised using the cashless exercise provision in return for 199,765 common shares (December 31, 2012 – 54,545 warrants for 38,644 common shares).

A following table summarizes the Company’s warrant activity for the years ended December 31, 2012 and 2013:

	Common shares purchasable upon exercise of warrants	Weighted average exercise price (C$)	Weighted average exercise price (US$)	Range of exercise prices (C$)			Range of exercise prices (US$)			Weighted average remaining contractual life (years)	Aggregate intrinsic value (C$)	Aggregate intrinsic value (US$)

Balance, December 31, 2011	949,495	$3.25	$3.20	$1.65	-	$3.35	$1.62	-	$3.29	4.6	$-	$-
Issued	924,302	$2.60	$2.61		$2.60			$2.61
Exercised	(285,386)	$2.53	$2.54	$1.65	-	$3.35	$1.66	-	$3.37
Balance, December 31, 2012	1,588,411	$3.00	$3.02	$2.50	-	$3.35	$2.51	-	$3.37	3.8	3,140,893	3,156,912
Issued	-	-	-		-			-
Exercised	(573,683)	$3.19	$3.00	$2.60	-	$3.35	$2.44	-	$3.15			-
Balance, December 31, 2013	1,014,728	$2.90	$2.72	$2.60	-	$3.35	$2.44	-	$3.15	2.7	$5,635,446	$5,298,447

The aggregate intrinsic value in the table above is calculated based on the difference between the exercise price of the warrants and the quoted price of the Company’s common stock as of the reporting date.

All of the Company’s warrants were exercisable as of December 31, 2013.

The weighted average Black-Scholes option-pricing assumptions and the resultant fair values are as follows for warrants outstanding at December 31, 2013 and 2012 are as follows:

	Year ended December 31
	2013	2012

Dividend yield	0.00%	0.00%
Expected volatility	47.03%	40.00%
Risk-free interest rate	1.13%	1.28%
Expected average term (years)	1.6	3.8
Fair value of warrants outstanding	$5.30	$2.51
Aggregate fair value of warrants outstanding	$5,378,722	$4,014,821

The value of the Company’s warrants is particularly sensitive to changes in the Company’s share price and the estimated rate of share price volatility. Based on changes in the Company’s business and general stock market conditions since the warrants were issued in 2011 and 2012, in 2013, the Company undertook a review of its warrant fair value assumptions.  The previous assumption for warrant expected life was the warrant’s remaining contractual term. Based on the pattern of exercises of the warrants the Company has now reduced the expected life to a weighted average of 1.6 years as of December 31, 2013. The previous assumption for expected volatility in respect of the warrants was 40%. The Company is now calculating volatility based on historic share price fluctuations, which, at December 31, 2013, gave a weighted average expected volatility of 47.03%. The reduction in expected life has the effect of reducing the fair value of the warrants, whereas, the increase in expected volatility increases the fair value of the warrants.

(e)      Stock-based compensation

The Company has three share-based compensation plans; the “2007 Plan”, the “2011 Plan” and the “Protiva Option Plan”.

On June 22, 2011, the shareholders of the Company approved an omnibus stock-based compensation plan (the “2011 Plan”) and a 273,889 increase in the number of stock-based compensation awards that the Company is permitted to issue. The Company’s pre-existing 2007 Plan was limited to the granting of stock options as equity incentive awards whereas the 2011 Plan also allows for the issuance of tandem stock appreciation rights, restricted stock units and deferred stock units (collectively, and including options, referred to as “Awards”). The 2011 Plan replaces the 2007 Plan. The 2007 Plan will continue to govern the options granted thereunder. No further options will be granted under the Company’s 2007 Plan.

Under the Company’s 2007 Plan the Board of Directors granted options to employees, directors and consultants of the Company.  The exercise price of the options was determined by the Company’s Board of Directors but was always at least equal to the closing market price of the common shares on the day preceding the date of grant and the term of options granted did not exceed 10 years.  The options granted generally vested over three years for employees and immediately for directors.

Under the Company’s 2011 Plan the Board of Directors may grant options, and other types of Awards, to employees, directors and consultants of the Company.  The exercise price of the options is determined by the Company’s Board of Directors but will be at least equal to the closing market price of the common shares on the day preceding the date of grant and the term may not exceed 10 years.  Options granted generally vest over three years for employees and immediately for directors.

Hereafter, information on options governed by the 2007 Plan and 2011 Plan is presented on a consolidated basis as the terms of the two plans are similar. Information on the Protiva Option Plan is presented separately.

On June 20, 2012, the shareholders of the Company approved a 550,726 increase in the number of stock-based compensation awards that the Company is permitted to issue.

Stock option activity for the Company’s 2007 Plan and 2011 Plan

	Number of optioned common shares	Weighted average exercise price (C$)	Weighted average exercise price (US$)	Aggregate intrinsic value (C$)	Aggregate intrinsic value (US$)

Balance, December 31, 2010	1,083,432	$7.95	$7.72	$756,628	$734,881
Options granted	403,100	$2.14	$2.17
Options exercised	(1,667)	$1.50	$1.52	$1,330	$1,346
Options forfeited, cancelled or expired	(71,547)	$27.42	$27.74
Balance, December 31, 2011	1,413,318	$5.32	$5.38	$1,800	$1,821
Options granted	326,300	$4.16	$4.16
Options exercised	(28,417)	$2.34	$2.34	$81,545	$81,598
Options forfeited, cancelled or expired	(62,355)	$21.27	$21.29
Balance, December 31, 2012	1,648,846	$4.54	$4.54	$2,299,512	$2,300,996
Options granted	270,250	$7.52	$7.30
Options exercised	(124,246)	$3.22	$3.13	$551,385	$535,369
Options forfeited, cancelled or expired	(64,085)	$21.87	$21.23
Balance, December 31, 2013	1,730,765	$4.45	$4.32	$7,029,795	$6,825,608

Options under the 2007 Plan and 2011 Plan expire at various dates from December 14, 2014 to December 5, 2023.

The following table summarizes information pertaining to stock options outstanding at December 31, 2013 under the Company’s 2007 Plan and 2011 Plan:

			Options outstanding December 31, 2013				Options exercisable December 31, 2013
Range of Exercise prices			Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)	Weighted average exercise price (US$)	Number of options exercisable	Weighted average exercise price (C$)	Weighted average exercise price (US$)

$1.50	to	$1.90	261,475	6.7	$1.71	$1.66	236,475	$1.71	$1.66
$2.10	to	$2.60	279,000	7.7	$2.32	$2.25	236,175	$2.35	$2.28
$3.00	to	$3.10	108,979	2.2	$3.04	$2.95	108,979	$3.04	$2.95
$3.73	to	$3.85	153,250	6.1	$3.84	$3.73	150,650	$3.85	$3.74
$4.38	to	$4.54	21,250	9.2	$4.53	$4.40	5,313	$4.53	$4.40
$4.65	to	$5.60	576,846	6.2	$5.25	$5.10	474,909	$5.27	$5.12
$5.69	to	$11.60	329,965	7.6	$7.79	$7.56	164,590	$7.45	$7.23
$1.50	to	$11.60	1,730,765	6.6	$4.45	$4.32	1,377,091	$4.08	$3.96

At December 31, 2013, there were 1,377,091 options exercisable (December 31, 2012 – 1,315,155; December 31, 2011 - 1,015,224) with a weighted average exercise price of $3.96 (C$4.08). The weighted average remaining contractual life of exercisable options as at December 31, 2013 was 5.9 years. The aggregate intrinsic value of options exercisable at December 31, 2013 was $5,869,668.

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2013 is as follows:

	Number of optioned common shares	Weighted average fair value (C$)	Weighted average fair value (US$)

Non-vested at December 31, 2012	333,691	$3.38	$3.38

Options granted	270,250	$7.52	7.30
Options vested	(219,966)	$4.47	4.34
Non-vested options forfeited	(30,300)	$3.74	3.63
Non-vested at December 31, 2013	353,675	$5.44	$5.28

The weighted average remaining contractual life for options expected to vest at December 31, 2013 was 9.2 years and the weighted average exercise price for these options was $5.73 (C$5.90) per share.

The aggregate intrinsic value of options expected to vest as at December 31, 2013 was $942,918 (December 31, 2012 - $450,620; December 31, 2011 - $nil).

The total fair value of options that vested during the year ended December 31, 2013 was $954,534 (2012 - $1,071,240; 2011 - $355,657).

Valuation assumptions for the Company’s 2007 Plan and 2011 Plan

The fair value of stock options at date of grant, based on the following assumptions, was estimated using the Black-Scholes option-pricing model. Assumptions on the dividend yield are based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. Assumptions about the Company’s expected stock-price volatility are based on the historical volatility of the Company’s publicly traded stock. The risk-free interest rate used for each grant is equal to the zero coupon rate for instruments with a similar expected life. Expected life assumptions are based on the Company’s historical data. The Company currently expects, based on an analysis of its historical forfeitures, that approximately 98% of its options issued  will ultimately vest, and has applied a forfeiture rate of 2.0% to all unvested options held as of December 31, 2013. The Company will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeitures are higher than estimated. The weighted average option pricing assumptions and the resultant fair values are as follows:

	Year ended December 31
	2013	2012	2011

Dividend yield	0.00%	0.00%	0.00%
Expected volatility	111.61%	120.40%	116.26%
Risk-free interest rate	2.39%	1.56%	2.51%
Expected average option term (years)	9.6	8.2	9.6
Fair value of options granted (C$)	$6.96	$3.83	$2.00

Stock-based compensation expense for the Company’s 2007 Plan and 2011 Plan

An expense for stock-based compensation for options awarded to employees and calculated in accordance with the fair value method has been recorded in the consolidated statement of operations and comprehensive income (loss) as follows:

	Year ended December 31
	2013	2012	2011

Research, development, collaborations and contracts expenses	$621,807	$772,367	$500,425
General and administrative expenses	281,198	209,923	133,024
Total	$903,005	$982,290	$633,449

At December 31, 2013, there remains $1,619,451 of unearned compensation expense related to unvested employee stock options to be recognized as expense over a weighted-average period of approximately 15 months.

Protiva Option Plan

On May 30, 2008, as a condition of the acquisition of Protiva Biotherapeutics Inc., a total of 350,457 common shares of the Company were reserved for the exercise of 519,073 Protiva share options (“Protiva Options”). The Protiva Options have an exercise price of C$0.30, were fully vested and exercisable as of May 30, 2008, expire at various dates from February 4, 2014 to March 1, 2018 and upon exercise each option will be converted into approximately 0.6752 shares of the Company (the same ratio at which Protiva common shares were exchanged for Company common shares at completion of the acquisition of Protiva). The Protiva Options are not part of the Company’s 2007 Plan or 2011 Plan and the Company is not permitted to grant any further Protiva Options.

The following table sets forth outstanding options under the Protiva Option Plan:

	Number of Protiva Options	Equivalent number of Company common shares	Weighted average exercise price (C$)	Weighted average exercise price (US$)

Balance, December 31, 2010	518,223	349,883	0.30	0.30
Options exercised	(27,202)	(18,366)	0.30	0.30
Options forfeited, cancelled or expired	-	-	-	-
Balance, December 31, 2011	491,020	331,517	0.30	0.30
Options exercised	(15,135)	(10,218)	0.30	0.30
Options forfeited, cancelled or expired	-	-	-	-
Balance, December 31, 2012	475,885	321,299	$0.30	$0.30
Options exercised	(2,000)	(1,350)	0.30	0.29
Options forfeited, cancelled or expired	(1,000)	(675)	0.30	0.29
Balance, December 31, 2013	472,885	319,274	0.30	0.29

The weighted average remaining contractual life of exercisable Protiva Options as at December 31, 2013 was 2.1 years.

The aggregate intrinsic value of Protiva Options outstanding at December 31, 2013 was $3,866,368. The intrinsic value of Protiva Options exercised in the year ended December 31, 2013 was $8,265 (2012 - $18,941; 2011 - $43,114).

Awards outstanding and available for issuance

Combining all of the Company’s share-based compensation plans, at December 31, 2013, the Company has 2,050,039 options outstanding and a further 216,523 Awards available for issuance.